SEGMENTS	6 Months Ended
Jun. 30, 2026
Gravitics Inc [Member]
SEGMENTS

4. Segments

The Company currently operates in one reportable segment. The Chief Operating Decision Maker (“CODM”) has been identified as the Chief Executive Officer, who reviews the operating results for the Company as a whole to make decisions about allocating resources and assessing financial performance. When evaluating the Company’s financial performance, the CODM reviews total revenues, total expenses, and expenses by functional classification, using this information to make decisions on a Company-wide basis. Accordingly, the Company has determined that it has a single reportable and operating segment structure.

The key measure of segment profit or loss reviewed by CODM is net loss. The CODM uses net loss as well as revenue results to allocate resources in the annual budgeting and forecasting process and also uses those measures as a basis for evaluating financial performance regularly by comparing actual results with established budgets and forecasts. All significant expense categories are presented on the condensed statements of operations. The measure of segment assets is reported on the condensed balance sheets as total assets. Segment revenues and expenses are identical to those disclosed in the condensed statements of operations.